CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income Attributable to Ordinary Shareholders	$ 3,975,124	$ 37,365,472
Adjustments to reconcile net income to net cash provided by operating activities
Amortization of intangible assets	4,977,454	2,536,835
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming and Bao Li Gaming	15,481,200	(5,894,431)
Depreciation	13,131	6,622
Directors' stock-based compensation	0	346,000
Change in assets and liabilities
Accounts Receivable	(489,667)	(273,657)
Markers Receivable	(18,608,308)	15,000,494
Prepaid Expenses and Other Assets	49,941	165,305
Deferred Offering Costs Expensed	806,558	0
Lines of Credit Payable	5,448,234	(5,911,641)
Accrued Expenses	5,146,226	(4,435,905)
Net cash provided by operating activities	16,799,893	38,905,094
CASH FLOW FROM INVESTING ACTIVITIES
Cash paid for Oriental VIP Room acquisition	(10,000,000)	0
Purchase of property and equipment	(65,074)	0
Net cash used in investing activities	(10,065,074)	0
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for King's Gaming acquisition	(9,000,000)	(9,000,000)
Cash paid for shares repurchased	(2,728,912)	(124,207)
Professional fee payment for rights offering	(2,067,809)	0
Proceeds from issuance of ordinary shares	29,354,850	0
Proceeds from shareholder loans	1,071,670	1,919,088
Dividend paid	(4,142,199)	(7,527,988)
Net cash provided by (used in) financing activities	12,487,600	(14,733,107)
Net increase in cash and cash equivalents	19,222,419	24,171,987
Effect of foreign currency translation on cash	(25,898)	402,017
Cash and cash equivalents at beginning of period	20,644,296	16,718,565
Cash and cash equivalents at end of period	39,840,817	41,292,569
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	34,197,930	0
Incentive shares issued for 2011 net income target	0	17,977,151
Incentive shares issued for King's Gaming 2011 net income target and relieved from contingent consideration	0	3,057,600
Director shares issued for compensation	0	346,000
Oriental VIP Room [Member]
Non-cash Investing Activities
Estimated contingent purchase price-Oriental VIP Room	$ 47,813,997	$ 0